Stockholders' equity (Details) In Millions, except Share data, unless otherwise specified	1 Months Ended							12 Months Ended																				1 Months Ended
	Feb. 28, 2014 CHF	May 31, 2013 USD ($)	Apr. 30, 2013 CHF	May 31, 2012 USD ($)	Apr. 30, 2012 CHF	May 31, 2011 USD ($)	Apr. 30, 2011 CHF	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CHF	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Minimum CHF	Dec. 31, 2013 Maximum CHF	Dec. 31, 2013 ABB Ltd, Zurich (unconsolidated) USD ($)	Dec. 31, 2013 ABB Ltd, Zurich (unconsolidated) CHF	Dec. 31, 2013 Options under 2008 launch of the MIP CHF	Dec. 31, 2013 Options under 2008 launch of the MIP Maximum	Dec. 31, 2013 Options under 2009 launch of the MIP CHF	Dec. 31, 2013 Options under 2009 launch of the MIP Maximum	Dec. 31, 2013 Options under 2010 launch of the MIP CHF	Dec. 31, 2013 Options under 2010 launch of the MIP Maximum	Dec. 31, 2013 Options under 2011 launch of the MIP CHF	Dec. 31, 2013 Options under 2011 launch of the MIP Maximum	Dec. 31, 2013 Options under 2012 launch of the MIP CHF	Dec. 31, 2013 Options under 2012 launch of the MIP Maximum	Dec. 31, 2013 Options under 2013 launch of the MIP CHF	Dec. 31, 2013 Options under 2013 launch of the MIP Maximum	Nov. 30, 2013 ESAP	Nov. 30, 2012 ESAP	Dec. 31, 2013 ESAP Maximum	Dec. 31, 2013 Other share-based payment arrangements Maximum	Dec. 31, 2013 2013, 2012 and 2011 launches of the LTIP
Stockholders' equity
Company's authorized shares								2,819,000,000	2,819,000,000	2,819,000,000
Company's registered and issued shares								2,314,743,264	2,314,743,264	2,314,743,264
Distribution declared to ABB Ltd's shareholders (in Swiss francs per share)			0.68		0.65		0.60
Distribution to ABB Ltd's shareholders		$ 1,667		$ 1,626		$ 1,569		$ 1,667		$ 1,626	$ 1,569
Proposed distribution (in Swiss francs per share)	0.70
Details of Stockholder's equity
Shares issued relating to call options (in shares)										2,700,000	6,000,000
Call options exercised								0	0
Call options held by bank (in shares)								9,600,000	9,600,000
Call options held by the bank, weighted-average strike price (in Swiss francs per share)									23.12
Call options held by the bank, exercisable, weighted-average strike price (in Swiss francs per share)									31.40
Call options held by the bank, strike price (in Swiss francs per share)												15.75	36.40
Call options held by bank, exercisable (in shares)								1,000,000	1,000,000
Call options held by the bank, exercisable, strike price (in Swiss francs per share)												15.75	36.40
Outstanding obligation of options granted (in shares)																	2,600,000		4,500,000		7,300,000		8,700,000		16,600,000		17,400,000			4,700,000	2,300,000	1,700,000
Shares issued from treasury stock (in shares)																												3,700,000	2,300,000
Strike price of options granted (in Swiss francs per share)																36.40		19.00		22.50		25.50		16.06		21.50
Total statutory stockholders' equity														13,076	11,637
Share capital of ABB Ltd, Zurich														2,679	2,384
Reserves of ABB Ltd, Zurich														10,397	9,253
Restricted legal reserves for own shares of ABB Ltd, Zurich														333	296
Restricted ordinary legal reserves of ABB Ltd, Zurich														$ 1,124	1,000